Consolidated Statements of Financial Condition (Parenthetical) - Tradeweb Markets LLC - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Successor
Cash deposited with related parties	$ 283,790
Receivables from related parties	3,332
Deposits from related parties	500
Accounts receivable, net of allowance from related parties	40,730
Other assets from related parties	9
Payables to related parties, brokers, dealers and clearing organizations	2,404
Deferred revenues from related parties	$ 9,151
Predecessor
Cash deposited with related parties		$ 234,107
Deposits from related parties		500
Accounts receivable, net of allowance from related parties		27,163
Other assets from related parties		27
Deferred revenues from related parties		5,106
Payables to related parties		$ 2,555